UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3056

                                  TRIDAN CORP.
               (Exact name of registrant as specified in charter)

                     477 Madison Avenue, New York, NY 10022
                    (Address of principal executive offices)

      I. Robert Harris, c/o Kantor, Davidoff, Wolfe, Mandelker & Kass, P.C. 51 East 42nd Street, New York, NY 10017
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 371-2100

Date of fiscal year end: April 30, 2005

Date of reporting period: July 31, 2004

Item 1. Schedule of Investments.

            Attached on the following pages is a schedule of the registrant's investments as of the close of its first fiscal quarter, July 31, 2004.

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS

                                                                                 JULY 31,
                                                              2004                                     2003
                                             --------------------------------------    --------------------------------------
                                             Principal     Amortized       Market      Principal     Amortized       Market
                                               Amount         Cost         Value         Amount         Cost          Value
                                             ----------    ----------    ----------    ----------    ----------    ----------
City of Buffalo
   New York Sewer Authority
     5.000% due July 1, 2011                 $1,110,000    $1,197,270    $1,212,819    $      -.-    $      -.-    $      -.-

City of New York
   General Purpose Unlimited Tax
     6.750% due Feb. 1, 2009                  1,000,000     1,078,052     1,146,180     1,000,000     1,093,262     1,161,400

Clarkstown N.Y
   Central School District
     5.25% due April 15, 2015                   400,000       439,987       440,692           -.-           -.-           -.-

Cleveland Hill Union
   Free School District
     5.500%, due October 15, 2011             1,480,000     1,503,690     1,640,402     1,480,000     1,506,340     1,628,355

Commonwealth of Puerto Rico
   General Obligation
     5.500% due July 1, 2006                    600,000       609,993       641,334       600,000       614,889       658,620

Metropolitan Transportation Authority
   N.Y. S.V.C
     5.750% due July 1, 2008                  1,000,000       985,234     1,117,900     1,000,000       981,988     1,139,230

Monroe County N.Y. Pub. Imp
     6.000% due June 1, 2010                    900,000       904,338     1,018,968       900,000       904,946     1,044,407
     6.000% due March 1, 2012                   445,000       512,118       514,051           -.-           -.-           -.-

Mt. Sinai, N.Y. Union Free School District
   AMBAC Insured
     6.200% due Feb. 15, 2011                 1,070,000     1,067,114     1,238,033     1,070,000     1,066,766     1,229,366

NYC Bonds - Educ. Broadcasting Corp.
     2.68% due January 1, 2008                  500,000       487,153       491,635           -.-           -.-           -.-

New York City Tr
   FA Rev. NY
     5.000% due May 1, 2006                         -.-           -.-           -.-     1,250,000     1,292,399     1,350,462

Suffolk County Water Auth. NY
   Waterworks Rev
     6.000% due June 1, 2009                  1,510,000     1,613,382     1,709,396     1,260,000     1,339,928     1,438,655

Massachusetts Indl. Fin Agy
   Bonds Series 2000 Allen
   Chase Fdn. Proj. Adj. Fx Rt
     2.780% due November 1, 2010                    -.-           -.-           -.-       357,143       357,143       358,039

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS

                                                                                 JULY 31,
                                                             2004                                            2003
                                          ------------------------------------------      ------------------------------------------
                                           Principal       Amortized        Market         Principal       Amortized        Market
                                            Amount           Cost           Value           Amount           Cost            Value
                                          ----------      ----------      ----------      ----------      ----------      ----------
Nassau County Interim Finance
   Auth
     5.750% due November 15, 2013         $1,100,000      $1,135,593      $1,255,034      $1,100,000      $1,140,286      $1,216,864

Commonwealth of Puerto Rico
   Highway and Tran. Auth
     5.000% due July 1, 2035               1,000,000       1,089,393       1,086,500       1,000,000       1,090,719       1,079,830
     5.500% due July 1, 2015                 500,000         568,634         570,360             -.-             -.-             -.-
     6.25% due July 1, 2016                  285,000         343,788         343,707             -.-             -.-             -.-

Triborough Bridge and Tunnel
   Auth. NY Genl. Purp. Rev
     6.000% due January 1, 2012                  -.-             -.-             -.-       1,500,000       1,555,234       1,730,190

NY St. Med. Care
   Facs. Rev. Hosp. Mtg
     6.800% due August 15, 2024                  -.-             -.-             -.-       1,000,000       1,099,874       1,104,480

Niagara Falls Bridge Commission
     5.25% due October 1, 2015             2,000,000       2,116,029       2,222,540       2,000,000       2,123,850       2,162,000

NYC Ref Unltd. Tax
   6.000% due May 15, 2030                   150,000         178,650         174,106             -.-             -.-             -.-

New York City
   Municipal Water Fin Auth
     6.000% due June 15, 2009              2,000,000       2,116,314       2,277,340       2,000,000       2,137,177       2,313,220

New York State Correction Facs
     6.000% due January 1, 2012            1,000,000       1,023,342       1,137,090       1,000,000       1,025,940       1,109,830

New York State Dormitory Authority
   Pace University
     6.500% due July 1, 2009               1,000,000       1,066,808       1,159,340       1,000,000       1,078,566       1,170,310
     5.000 due July 1, 2009                      -.-             -.-             -.-         500,000         566,865         545,190

N.Y.S. Dormitory Authority
   Revs City Univ. System
     6.250% due July 1, 2005                     -.-             -.-             -.-         500,000         511,216         543,355
     5.75% due July 1, 2013                  215,000         247,324         242,342             -.-             -.-             -.-

N.Y.S. Dormitory Authority - State
   University Educational Facilities
     7-1/2% due May 15, 2011                 590,000         582,071         692,642         590,000         581,209         716,202

TRIDAN CORP.

SCHEDULES OF INVESTMENTS IN MUNICIPAL OBLIGATIONS

                                                                                 JULY 31,
                                                            2004                                            2003
                                         -------------------------------------------     ------------------------------------------
                                          Principal       Amortized         Market        Principal       Amortized        Market
                                            Amount          Cost            Value           Amount          Cost           Value
                                         -----------     -----------     -----------     -----------     -----------    -----------
N.Y.S. Dormitory Authority -
   Columbia University
     5.00% due July 1, 2010              $ 1,000,000     $ 1,058,634     $ 1,096,620     $ 1,000,000     $ 1,067,314    $ 1,089,390

N.Y.S. Environmental Facilities
   Pollution Control - Revolving Fund
     5.75% due June 15, 2008               1,500,000       1,535,169       1,674,740       1,500,000       1,543,214      1,706,774
     5.20% due May 15, 2014                  575,000         640,239         638,998         575,000         645,660        621,086

NYS Dormitory Auth
   Personal Income Tax Ed
     5.500% due March 15, 2011             1,000,000       1,096,193       1,111,510       1,000,000       1,108,761      1,095,610

NYS Dormitory Auth. Revs
     5.250% due November 15, 2023          1,000,000       1,095,354       1,080,170       1,000,000       1,098,411      1,056,290

New York State Urban Dev. Corp.
     6.000% due July 1, 2005                     -.-             -.-             -.-       1,500,000       1,524,224      1,622,760
     5.500% due January 1, 2008            1,055,000       1,070,656       1,149,105       1,055,000       1,074,766      1,163,570

Power Authority of N.Y.S
   General Purpose Revenue:
     6-1/2% due Jan. 1, 2008               1,675,000       1,699,434       1,818,146       1,675,000       1,705,708      1,901,142

Puerto Rico Public Buildings
     5.000% due July 1, 2028                 500,000         514,294         529,835             -.-             -.-            -.-

Rochester N.Y. Public Schools
     4.790% due May 28, 2017                 350,000         343,748         353,227             -.-             -.-            -.-

Triboro Bridge & Tunnel Auth
     6.000% due January 1, 2012            1,500,000       1,549,894       1,709,400             -.-             -.-            -.-
     5.500% due January 1, 2017            1,000,000       1,021,520       1,129,570       1,000,000       1,022,725      1,116,460

State of New York Ref Unlimited Tax
     6.500% due July 15, 2005              1,700,000       1,724,221       1,778,472       1,700,000       1,748,508      1,856,434

Suffolk County Judicial
   Facs. Agy
     5.750% due October 2011               1,340,000       1,363,760       1,502,448       1,340,000       1,365,438      1,481,706
                                         -----------     -----------     -----------     -----------     -----------    -----------

                                         $34,050,000     $35,579,393     $37,904,652     $34,452,143     $35,973,326    $38,411,227
                                         ===========     ===========     ===========     ===========     ===========    ===========

Item 2. Controls and Procedures.

            (a) The registrant's management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company's disclosure controls and procedures, within the 90-day period prior to the filing date of this report. Based on that evaluation, the registrant's chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

            (b) There has been no change in the registrant's internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

            Filed herewith as exhibits are the separate certifications for the registrant's principal executive and principal financial officers.

                                   SIGNATURES

      Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tridan Corp.


By (Signature and Title) /S/ Peter Goodman
                        --------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date September 27, 2004

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /S/ Peter Goodman
                        --------------------------------------------------------
                         Peter Goodman, President and Chief Executive Officer

Date September 27, 2004


By (Signature and Title) /S/ Warren F. Pelton
                        --------------------------------------------------------
                         Warren F. Pelton, Treasurer and Chief Financial Officer

Date September 27, 2004